Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Related Party Transaction [Line Items]
Loans	₨ 10.6	$ 0.1	₨ 26.5
Other assets	3,018.6	41.3	1,716.4
Total	3,029.2	$ 41.4	1,742.9
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	1,390.9		449.5
Total	1,390.9		449.5
Others
Related Party Transaction [Line Items]
Loans	10.6		26.5
Other assets	1,627.7		1,266.9
Total	₨ 1,638.3		₨ 1,293.4